Joint Ventures	12 Months Ended
Dec. 31, 2019
Disclosure Of Joint Ventures Explanatory [Abstract]
Disclosure of joint ventures [text block]
Note 9   Joint Ventures

9.1

Policy for the accounting of equity accounted investment in joint ventures

The method for recognizing joint ventures is that in which participation is initially recorded at cost, and subsequently adjusted, considering changes after the acquisition in the portion of the entity’s net assets that correspond to the investor. Profit or loss for the period will include the portion of the entity’s entire profit or loss that correspond to the investor. For these joint ventures, there is no quoted market price to measure these investments. (See Note 2.6)

At the date of issuance of these financial statements, SQM is not aware of the existence of any significant contingent liabilities associated with the partnerships in joint ventures.

9.2

Disclosures of interest in joint ventures

a)

Operations conducted in 2019

•	On January 1, 2019, SQM Vitas Perú changed its functional currency from the Peruvian Sol to USD (United States dollar).

•	During the fourth quarter del 2019, SQM Vitas Fzco paid dividends of ThUS$ 21,196.

b)

Operations conducted in 2018

•
During the first quarter of 2018, Minera Exar S.A. increased its capital by ThUS$ 13,000. The entity was a joint venture and contributions were made on January 25, 2018 (ThUS$ 6,000) and on February 14, 2018 (ThUS$ 7,000) by SQM Potasio S.A. and Lithium Americas Corporation (LAC). Both partners share 50% ownership of the respective company.

•	On March 14, 2018, the company SQM Vitas Plantacote B.V. was closed.

•	As of the date, Minera Exar S.A. has changed its functional currency from the Argentine peso to the United States dollar.

•	In April 2018, Minera Exar made a new capital increase of ThUS$ 7,000, which was contributed in equal parts by its partners.

•
On May 15, 2018, the subsidiary Soquimich European Holdings BV, signed a joint venture agreement with PAVONI & C., SpA in Italy, EUR 5.5 million were paid for a 50% share, generating a lower value of EUR 2.6 million. The functional currency of the joint venture is the Euro.

•
On December 31, 2018, the conditions were met for Covalent Lithium Pty Ltd, to be recognized as a separate joint venture. In previous years, the financial statements for this entity were included as part of SQM Australia Pty.

•	On December 31, 2018, as part of the investment in Pavoni & C., SpA. the goodwill generated in the purchase of this joint venture by an amount of ThUS$ 3,206.

•
The subsidiary SQM Industrial S.A. recorded an impairment loss of ThUS$ 8,802, corresponding to its Sichuan SQM-Migao Chemical Fertilizer Co, Ltd, joint venture. The impairment is disclosed by netting the value of the aforementioned investment, in the caption “Equity method investments
".

•	During December 2018, the Company sold its shares in Minera Exar S.A. and generated a profit before taxes of ThUS$ 14,507.

c)

Operations conducted in 2017

On December 1, 2017, SQM Potasio S.A. recognized the goodwill value generated by the acquisition of 50% of the joint venture Minera Exar S.A. in the amount of ThUS$6,205.

On October 6, 2017, a capital contribution of ThUS$13,300 was made in the mining entity EXAR S.A., which was 50% owned by the subsidiary SQM Potasio S.A. The functional currency of EXAR S.A. was the Argentine peso (ARS). This contribution had no impact on the Company's consolidated results.

9.3

Investment in joint ventures accounted for under the equity method of accounting

					Dividends received
					For the year	For the year	For the year
	Description of the nature		Country of	Share of interest	ended December	ended December	ended December
Joint venture	of the relationship	Domicile	incorporation	in ownership	31, 2019	31, 2018	31, 2017
					ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	Production and distribution of soluble fertilizers.	Huangjing Road, Dawan Town, Qingbaijiang District, Chengdu Municipality, Sichuan Province	China	50%	-	-	-
Coromandel SQM India	Production and distribution of potassium nitrate.	1-2-10, Sardar Patel Road, Secunderabad – 500003 Andhra Pradesh	India	50%	-	-	-
SQM Vitas Fzco.	Production and commercialization of specialty plant and animal nutrition and industrial hygiene.	Jebel ALI Free Zone P.O. Box 18222, Dubai	United Arab Emirates	50%	10,598	-	-
SQM Qingdao Star Corp Nutrition Co. Ltd.	Production and distribution of nutrient plant solutions with specialties NPK soluble.	Longquan Town, Jimo City, Qingdao Municipality, Shangdong Province	China	50%	-	-	-
SQM Vitas Holland	Without information production of specialized fertilizers and other products for distribution in Italy and other countries.	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	50%	-	-	-
Pavoni & C. Spa	products for distribution in Italy and other countries.	Corso Italia 172, 95129 Catania (CT), Sicilia	Italy	50%	-	-	-
Covalent Lithium Pty Ltd.	Development and operation of the Mt Holland Lithium project, which will include the construction of a lithium extraction and refining mine	L18, 109 St Georges Tce Perth WA 6000 |PO Box Z5200 St Georges Tce Perth WA 6831	Australia	50%	-	-	-
Total					10,598	-	-

The companies described in the following table are related to the following joint ventures:

(1)	SQM Vitas Fzco.

(2)	Pavoni & C Spa

					Dividends received
Joint venture	Description of the nature of the relationship	Domicile	Country of incorporation	Share of interest in ownership (*)	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
					ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene.	Via Cndeias, Km. 01 Sem Numero, Lote 4, Bairro Cia Norte, Candeias, Bahia.	Brazil	49.99%	-	-	-
SQM Vitas Perú S.A.C. (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Perú	50%	-	-	-
Arpa Speciali S.R.L. (2)	Production of specialty fertilizers and others for distribution in Italy and other countries.	Mantova (MN) Via Cremona 27 Int. 25	Italy	50.48%	-	-	-
Total					-	-	-

(*) The percentages presented correspond to the ownership used in the consolidation of the company.

	Equity-accounted investees			Share in profit (loss) of associates and joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	1,992	1,992	11,444	(632)	(650)	(535)
Coromandel SQM India	1,568	1,729	1,633	(98)	174	165
SQM Vitas Fzco.	9,111	20,202	19,478	1,797	1,781	1,502
SQM Qingdao Star Corp Nutrition Co. Ltd.	3,464	3,168	2,980	296	188	361
SQM Vitas Holland	1,304	1,345	1,429	(15)	(14)	(18)
Minera Exar S.A. (1)	-	-	33,065	-	(206)	(27)
Pavoni & C. Spa	6,864	7,084	-	36	(39)	-
Covalent Lithium Pty Ltd.	40	53	-	-	36	-
Total	24,343	35,573	70,029	1,384	1,270	1,448

	Share on other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax			Share on total other comprehensive income of associates and joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	-	-	-	(631)	(650)	(535)
Coromandel SQM India	(38)	(159)	-	(136)	15	165
SQM Vitas Fzco.	437	(903)	(5)	2,234	878	1,497
SQM Qingdao Star Corp Nutrition Co. Ltd.	-	-	-	296	188	361
SQM Vitas Holland	(27)	(70)	-	(42)	(84)	(18)
Minera Exar S.A. (1)	-	-	-	-	(206)	(27)
Pavoni & C. Spa	(255)	70	-	(219)	31	-
Covalent Lithium Pty Ltd.	(13)	-	-	(13)	36	-
Total	104	(1,062)	(5)	1,489	208	1,443

(1)

Minera Exar S.A. was sold in December 2018,

The amounts described in the following box represent numbers used in the consolidation of the company:

	Equity-accounted investees			Share in profit (loss) of associates and joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	5,347	5,915	11,003	564	1,439	1,753
SQM Vitas Perú S.A.C. (1)	1,955	2,671	5,961	211	(275)	(216)
SQM Vitas Plantacote B.V. (2)	-	-	669	-	-	(1)
Arpa Speciali S.R.L. (2)	92	62	-	31	(44)	-
Total	7,394	8,648	17,633	806	1,120	1,536

	Share on other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax			Share on total other comprehensive income of associates and joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	(225)	(792)	(51)	338	647	826
SQM Vitas Perú S.A.C. (1)	661	(112)	-	872	(387)	(108)
SQM Vitas Plantacote B.V. (2)	-	-	-	-	-	(1)
Arpa Speciali S.R.L. (2)	(1)	-	-	30	(44)	-
Total	435	(904)	(51)	1.240	216	717

The following companies are subsidiaries of:

(1)

SQM Vitas Fzco.

(2)

Pavoni & C. Spa
9.4    Assets, liabilities, revenue and expenses from joint ventures:

	As of and for the year ended December 31, 2019
						Gain (loss) from	Other
	Assets		Liabilities			continuing	comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	28,668	5,129	13,472	-	7	(1,262)	-	(1,262)
Coromandel SQM India	4,504	633	1,704	-	8,197	(197)	(77)	(274)
SQM Vitas Fzco.	9,695	20,014	1,136	-	36	3,595	(876)	2,719
SQM Qingdao Star Corp Nutrition Co. Ltd.	7,534	26	632	-	12,003	592	-	592
SQM Vitas Holland	2,609	-	2	-	-	(30)	(53)	(83)
SQM Vitas Brasil Agroindustria	46,118	7,299	40,334	-	87,901	1,128	(451)	677
SQM Vitas Perú S.A.C.	29,452	8,378	24,855	6,044	28,590	421	1,322	1,743
Pavoni & C. Spa	9,444	7,074	8,466	735	14,296	71	(510)	(439)
Covalent Lithium Pty Ltd.	1,616	958	2,111	383	-	-	(25)	(25)
Total	139,640	49,511	92,712	7,162	151,030	4,318	(670)	3,648

	As of and for the year ended December 31, 2018
						Gain (loss) from	Other
	Assets		Liabilities			continuing	comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	28,577	5,913	12,902	-	16	(1,301)	-	(1,301)
Coromandel SQM India	5,905	852	3,050	-	11,605	348	(318)	30
SQM Vitas Fzco.	30,430	17,592	2,678	-	16,583	3,561	(1,806)	1,755
SQM Qingdao Star Corp Nutrition Co. Ltd.	7,754	114	1,533	-	13,004	377	-	377
SQM Vitas Holland	2,692	-	1	-	-	(28)	(139)	(167)
SQM Vitas Brasil Agroindustria	36,648	7,566	31,808	-	82,625	2,879	(1,585)	1,294
SQM Vitas Perú S.A.C.	22,365	7,785	18,996	5,966	28,619	(550)	(223)	(773)
Pavoni & C. Spa	10,062	6,490	8,098	698	15,461	(79)	140	61
Covalent Lithium Pty Ltd.	239	100	233	-	-	106	-	106
Total	144,672	46,412	79,299	6,664	167,913	5,313	(3,931)	1,382

9.5

Other Joint Venture disclosures:

	Cash and cash equivalents		Other current financial liabilities		Other non-current financial liabilities
Joint Venture	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018
	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	33	106	-	-	-	-
Coromandel SQM India	2,240	308	-	-	-	-
SQM Vitas Fzco.	3,071	19,312	-	-	-	-
SQM Qingdao Star Corp Nutrition Co. Ltd.	4,640	4,543	-	-	-	-
SQM Vitas Holland	2,609	2,692	-	-	-	-
SQM Vitas Brasil Agroindustria	2,101	1,869	9,106	13,380	-	-
SQM Vitas Perú S.A.C.	225	371	258	3,819	895	801
Pavoni & C. Spa	314	407	5,509	5,464	-	-
Covalent Lithium Pty Ltd.	693	156	472	-	-	-
Total	15,926	29,764	15,345	22,663	895	801

	Depreciation and amortization expense			Interest expense			Income tax benefit (expense) from continuing operations
Joint Venture	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	(743)	(948)	(691)	-	(1)	(433)	153	97	200
Coromandel SQM India	(291)	445	-	(4)	(9)	(49)	(27)	(38)	(44)
SQM Vitas Fzco.	-	(509)	(717)	(7)	(8)	(16)	-	-	-
SQM Qingdao Star Corp Nutrition Co. Ltd.	(62)	(67)	(64)	-	-	(1)	(241)	(187)	(195)
SQM Vitas Holland	-	-	-	(1)	-	-	-	-	(337)
SQM Vitas Plantacote B.V.	-	-	-	-	-	(1)	-	-	-
SQM Vitas Brasil Agroindustria	(33)	(408)	(438)	(1,176)	(886)	(2,127)	181	(117)	-
SQM Vitas Perú S.A.C.	(287)	(347)	(82)	(435)	(425)	(323)	(316)	(230)	(362)
Pavoni & C. Spa	(149)	(542)	-	-	(335)	-	(214)	-	-
Covalent Lithium Pty Ltd.	(126)	(16)	-	(32)	(5)	-	-	(46)	-
Total	(1,691)	(2,392)	(1,992)	(1,655)	(1,669)	(2,950)	(464)	(521)	(738)

9.6

Joint Ventures

In 2017, we continued to expand our operations outside Chile and, together with our subsidiary SQM Australia Pty, we entered into an agreement to acquire 50% of the assets of the Mount Holland lithium project in Western Australia. We entered into a 50/50 unincorporated joint operation with Kidman Resources Limited (“Kidman”), the Mt Holland Lithium Project, to design, construct and operate a mine, concentrator and refinery to produce approximately 45,000 metric tons of lithium hydroxide per year. Kidman retained the exclusive right to exploit gold within the project area. SQM Australia Pty committed to pay a price of US$ 70 million for the 50% of the Mt Holland assets, which was split into an initial payment of US$15 million and a deferred payment of US$ 55 million, both payments subject to certain conditions precedent.

As agreed by the parties, US$ 40 million of a total of US$70 million paid to Kidman was provided directly to the project and
SQM Australia paid an additional (i) US$ 10 million as part of the initial payment, and (ii) US$ 30 million once the deferred payment took place. An additional US$ 5 million for Kidman for resolution of legal disputes.

All payments subject to conditions under the purchase agreement with Kidman were executed by December 2018
.

This business met the conditions stipulated in IFRS 11 to be considered a "joint operation", since management has agreed that the rights of the related assets and liabilities relate to a joint arrangement, which states that the joint operators share all interests in the related assets and liabilities in specific proportions.